Fees Summary	Mar. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,497,864,000.00
Previously Paid Amount	0.00
Total Fee Amount	344,957.00
Total Offset Amount	0.00
Net Fee	344,957.00
Narrative - Max Aggregate Offering Price	$ 2,497,864,000.00
Final Prospectus	true